Condensed Consolidated Balance Sheets (USD $)	Mar. 31, 2014	Jun. 30, 2013
Assets
Cash and Cash Equivalents	$ 102,015	$ 116,372
Restricted Cash	117,234	47,984
Accrued Commissions Receivable	2,000	32,035
Accounts Receivable	61,479	26,114
Prepaid Expenses	3,616	0
Assets of Discontinued Operations	97,521	76,384
Total Current Assets	383,865	298,889
Property and Equipment, Net	19,017	23,045
Intangible Assets, Net	236,500	286,000
Goodwill	2,027,564	2,027,564
Assets of Discontinued Operations	0	225,285
Total Assets	2,666,946	2,860,783
Liabilities and Stockholders' Equity
Accounts Payable	199,095	511,234
Accrued Expenses and Refunds	625,389	367,752
Deferred Revenue	93,283	6,195
Due to Related Parties	768,125	924,057
Liabilities of Discontinued Operations	220,424	330,339
Total Current Liabilities	1,906,316	2,139,577
Total Liabilities	1,906,316	2,139,577
Stockholders' Equity
Preferred Stock, Par Value $0.001, 10,000,000 Authorized, -0- Issued	0	0
Common Stock, Par Value $0.001, 100,000,000 authorized, 76,853,464 and 86,986,939 issued and outstanding respectively	76,853	86,987
Paid in Capital	3,817,751	3,880,469
Accumulated Deficit	(3,031,116)	(3,143,392)
Accumulated Other Comprehensive Loss	(102,858)	(102,858)
Total Stockholders' Equity	760,630	721,206
Total Liabilities and Stockholders' Equity	$ 2,666,946	$ 2,860,783